Note 6. Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6. ACCRUED EXPENSES

Accrued expenses consisted of the following items:

	December 31,
(in $000's)	2013	2012
Payroll & related costs	$418	$92
Sales commissions	$167	$139
Ocean Freight	$150	$180
Sales Tax	$125	$163
Warranty	$71	$71
Other accrued expenses	$514	$395
Total	$1,445	$1,040

Warranty provision roll forward:

	Year Ended December 31,
Warranty provision:	2013	2012
Beginning Balance	$71	$87
Additions	$120	$127
Payments	$(120)	$(143)
Balance at end of year	$71	$71